Balance Sheet Location and Fair Value of Derivatives (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Derivatives, Fair value	$ (12,470,124)	$ (10,751,238)
Derivative Assets
Derivatives, Fair Value [Line Items]
Derivatives, Fair value	831,707	490,149
Account balances and future policy benefit reserves
Derivatives, Fair Value [Line Items]
Derivatives, Fair value	(11,909,842)	(10,961,562)
Derivative liability
Derivatives, Fair Value [Line Items]
Derivatives, Fair value	(1,391,989)	(279,825)
Derivatives Designated As Cash Flow Hedges
Derivatives, Fair Value [Line Items]
Derivatives, Fair value	1,570	2,251
Derivatives Designated As Cash Flow Hedges | Interest Rate Swap
Derivatives, Fair Value [Line Items]
Derivatives, Fair value	1,570	2,251
Derivatives Not Designated As Cash Flow Hedges
Derivatives, Fair Value [Line Items]
Derivatives, Fair value	(12,471,694)	(10,753,489)
Derivatives Not Designated As Cash Flow Hedges | Interest Rate Swap
Derivatives, Fair Value [Line Items]
Derivatives, Fair value	(730,399)	39,131
Derivatives Not Designated As Cash Flow Hedges | Over the Counter
Derivatives, Fair Value [Line Items]
Derivatives, Fair value	184,313	211,032
Derivatives Not Designated As Cash Flow Hedges | Exchange Traded Options
Derivatives, Fair Value [Line Items]
Derivatives, Fair value	381	(2,572)
Derivatives Not Designated As Cash Flow Hedges | Stock Appreciation Rights (SARs)
Derivatives, Fair Value [Line Items]
Derivatives, Fair value	2,536	1,777
Derivatives Not Designated As Cash Flow Hedges | Guaranteed Minimum Withdrawal Benefit
Derivatives, Fair Value [Line Items]
Derivatives, Fair value	(45,772)	(957,865)
Derivatives Not Designated As Cash Flow Hedges | Guaranteed Minimum Accumulation Benefit
Derivatives, Fair Value [Line Items]
Derivatives, Fair value	(107,973)	(345,703)
Derivatives Not Designated As Cash Flow Hedges | MVLO
Derivatives, Fair Value [Line Items]
Derivatives, Fair value	(11,756,097)	(9,657,994)
Derivatives Not Designated As Cash Flow Hedges | Embedded Derivative
Derivatives, Fair Value [Line Items]
Derivatives, Fair value	3,819	3,938
Derivatives Not Designated As Cash Flow Hedges | Total Return Swap
Derivatives, Fair Value [Line Items]
Derivatives, Fair value	(24,405)	(47,759)
Derivatives Not Designated As Cash Flow Hedges | Other Embedded Derivative Financial Instruments
Derivatives, Fair Value [Line Items]
Derivatives, Fair value	$ 1,903	$ 2,526